Condensed Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Expenses
General and administrative expenses	1,738,716	2,111,084
Depreciation	751,783	837,858
Write down of assets		103,837
Total operating expenses	2,490,499	3,052,779
Loss before income taxes	(2,490,499)	(3,052,779)
Income tax expense
Net loss and comprehensive loss	$ (2,490,499)	$ (3,052,779)
Weighted average common shares outstanding - basic and diluted	156,800,164	135,156,900
Net loss per common share - basic and diluted	$ (0.02)	$ (0.02)